SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of Revenues, Cost of Revenues, Gross Profit, Operating Expenses, Other Income (Expense), (Loss) Income Before Income Tax and Non-controlling Interests and Total Assets

For the year ended December 31, 2017

(RMB in thousands)
	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB

Net Revenues	232,433	211,491	443,924
Cost of revenues	(152,509)	(103,886)	(256,395)
GROSS PROFIT	79,924	107,605	187,529

OPERATING EXPENSES
Selling and marketing	(1,356)	(30,876)	(32,232)
General and administrative	(40,681)	(50,889)	(91,570)
Research and development	—	(648)	(648)
Unallocated corporate expenses	—	—	(60,774)
Total operating expenses	(42,037)	(82,413)	(185,224)

OPERATING INCOME	37,887	25,192	2,305

OTHER INCOME
Interest income	804	423	1,227
Foreign exchange gain, net	—	47	47
Gain on disposal of subsidiary	—	4,540	4,540
Other income, net	1,025	6,054	7,079
Gain on sale of investment available for sale	5,594	1,958	7,552
Unallocated corporate other income	—	—	32,789
Total other income	7,423	13,022	53,234

INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	45,310	38,214	55,539

Segment assets	370,251	299,178	669,429
Unallocated corporate assets	—	—	307,991
TOTAL ASSETS	370,251	299,178	977,420

For the year ended December 31, 2018

(RMB in thousands)
	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB

Net Revenues	277,790	253,718	531,508
Cost of revenues	(178,645)	(159,498)	(338,143)
GROSS PROFIT	99,145	94,220	193,365

OPERATING EXPENSES
Selling and marketing	(1,286)	(36,951)	(38,237)
General and administrative	(46,041)	(48,444)	(94,485)
Research and development	—	(487)	(487)
Unallocated corporate expenses	—	—	(44,773)
Total operating expenses	(47,327)	(85,882)	(177,982)

OPERATING INCOME	51,818	8,338	15,383

OTHER INCOME
Interest income	3,859	266	4,125
Foreign exchange gain, net	—	38	38
Other income, net	3,404	5,076	8,480
Gain from derecognition of liabilities	—	4,254	4,254
Gain from deregistration of subsidiaries	—	2,858	2,858
Gain on sale of investment available for sale	512	—	512
Unallocated corporate other income	—	—	12,788
Total other income	7,775	12,492	33,055

INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	59,593	20,830	48,438

Segment assets	373,671	352,009	725,680
Unallocated corporate assets	—	—	184,539
TOTAL ASSETS	373,671	352,009	910,219

For the year ended December 31, 2019

(RMB in thousands)	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB

Net Revenues	313,747	270,162	583,909
Cost of revenues	(197,064)	(191,830)	(388,894)
GROSS PROFIT	116,683	78,332	195,015

OPERATING EXPENSES
Selling and marketing	(1,361)	(47,763)	(49,124)
General and administrative	(44,271)	(87,220)	(131,491)
Research and development	—	(245)	(245)
Impairment loss	—	(38,754)	(38,754)
Unallocated corporate expenses	—	—	(73,071)
Total operating expenses	(45,632)	(173,982)	(292,685)

OPERATING INCOME (LOSS)	71,051	(95,650)	(97,670)

OTHER INCOME
Interest income	1,412	1,150	2,562
Foreign exchange gain, net	—	25	25
Other (loss) income, net	(82)	2,950	2,868
Gain from deregistration of subsidiaries	—	562	562
Gain on sale of investment available for sale	1,043	—	1,043
Unallocated corporate other income	—	—	3,101
Total other income	2,373	4,687	10,161

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	73,424	(90,963)	(87,509)

Segment assets	345,427	466,162	811,589
Unallocated corporate assets	—	—	209,210
TOTAL ASSETS	345,427	466,162	1,020,799

Schedule of net revenues long lived assets geographical areas

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Net Revenues
PRC	437,494	447,809	503,180
U.S.	6,430	83,699	80,729
Total	443,924	531,508	583,909

Long-lived Assets
PRC	318,954	315,539	371,847
U.S.	21,252	17,776	168,146
Total	340,206	333,315	539,993